Guarantees, commitments and risks - Commitments and risks (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Guarantees, commitments and risks
Commitments	€ 79,513	€ 77,481
Risks	1,140	1,228
Commitments and risks	€ 80,653	€ 78,709